Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Of Financial Instruments
Fair Value of Financial Instruments - Fair Value

	June 30, 2021		December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$73,159	$73,159	$94,881	$94,881
Restricted cash	$10	$10	$16,303	$16,303
Investments in available-for-sale-securities	$364	$364	$222	$222
Senior and ship mortgage notes, net	$(1,253,395)	$(1,269,481)	$(1,263,566)	$(1,054,616)
Long-term debt, including current portion	$(126,047)	$(126,962)	$(191,636)	$(193,043)
Loans payable to affiliate companies, including current portion	$(96,404)	$(96,404)	$(129,227)	$(129,227)

Fair Value of Financial Instruments - Fair value measurements on a recurring basis

	Fair Value Measurements as of June 30, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$364	$364	$—	$—
Total	$364	$364	$—	$—

	Fair Value Measurements as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$222	$222	$—	$—
Total	$222	$222	$—	$—

Fair Value of Financial Instruments - Fair value on a non-recurring basis

	Fair Value Measurements as of June 30, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Assets held for sale	$30,000	$30,000	$—	$—
Total	$30,000	$30,000	$—	$—

Navios Azimuth met the criteria to be accounted for as assets held for sale and has been re-measured to its fair value less cost to sell leading to an impairment loss of $9,104. The fair value of Navios Azimuth is measured at $30,000, as at June 30, 2021.As of December 31, 2020, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$38,054	$6,644	$31,410	$—
Operating lease assets	$10,018	$—	$10,018	$—
Total	$48,072	$6,644	$41,428	$—

Fair Value of Financial Instruments - Fair value measurements

	Fair Value Measurements at June 30, 2021
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$73,159	$73,159	$—	$—
Restricted cash	$10	$10	$—	$—
Investments in available-for-sale-securities	$364	$364	$—	$—
Senior and ship mortgage notes	$(1,269,481)	$(1,260,855)	$(8,626)	$—
Long-term debt, including current portion(1)	$(126,962)	$—	$(126,962)	$—
Loans payable to affiliate companies, including current portion(2)	$(96,404)	$—	$(96,404)	$—

	Fair Value Measurements at December 31, 2020
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$94,881	$94,881	$—	$—
Restricted cash	$16,303	$16,303	$—	$—
Investments in available-for-sale-securities	$222	$222	$—	$—
Senior and ship mortgage notes	$(1,054,616)	$(1,045,990)	$(8,626)	$—
Long-term debt, including current portion(1)	$(193,043)	$—	$(193,043)	$—
Loans payable to affiliate companies, including current portion(2)	$(129,227)	$—	$(129,227)	$—

(1)	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
(2)	The fair value of the Company’s loans payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.